UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia High Yield Municipal Fund

Semiannual Report for the Period Ended December 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington’s inability to reach a plan for deficit reduction and Europe’s piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation — which tracks a broad range of consumer expenditures, including food and energy — declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid

returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

* All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia High Yield Municipal Fund

Average annual total return as of 12/31/11 (%)

Share class	A		B*		C*		Z
Inception	07/31/00		07/15/02		07/15/02		03/05/84
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.53	1.46	6.13	1.13	6.21	5.21	6.63
1-year	11.04	5.79	10.21	5.21	10.38	9.38	11.25
5-year	2.36	1.38	1.60	1.27	1.75	1.75	2.56
10-year	4.13	3.62	3.39	3.39	3.54	3.54	4.38

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/11

+6.53 Class A shares (without sales charge)

+4.06 Barclays Capital High Yield Municipal Bond Index[1]

+4.85 Blended Benchmark[2]

Net asset value per share

as of 12/31/11 ($)
Class A	9.97
Class B	9.97
Class C	9.97
Class Z	9.97

Distributions declared per share

07/01/11 – 12/31/11 ($)
Class A	0.25
Class B	0.21
Class C	0.22
Class Z	0.26

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

[1]

The Barclays Capital High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.

[2]

The Blended Benchmark is a custom composite established by the Advisor, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance Information (continued) – Columbia High Yield Municipal Fund

Quality breakdown

as of 12/31/11 (%)
AAA	0.5
AA	7.3
A	12.8
BBB	31.3
BB	10.0
B	3.5
CCC	0.1
D	0.2
Not-Rated	34.3

Ratings shown in the quality breakdown are assigned to individual bonds by taking the higher of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor’s, Moody’s Investor Services, Inc. or Fitch Ratings, Ltd. If a security is not rated by any of the three agencies, the bond is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit ratings typically range from AAA (highest) to D (lowest), and are subject to change. The credit quality of the fund’s investments does not remove market risk.

The fund is actively managed and the composition of its portfolio will change over time. Information provided is based upon total fixed income securities (excluding Cash Equivalents).

Fund Expense Example – Columbia High Yield Municipal Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

7/01/11 – 12/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.30	1,021.00	4.13	4.04	0.80
Class B	1,000.00	1,000.00	1,061.30	1,017.25	7.99	7.82	1.55
Class C	1,000.00	1,000.00	1,062.10	1,018.00	7.22	7.06	1.40
Class Z	1,000.00	1,000.00	1,066.30	1,022.00	3.10	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 93.0%
ALABAMA 0.4%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT(a)
12/01/24	6.375%	$275,000	$305,244
Courtland Industrial Development Board(a) Refunding Revenue Bonds International Paper Co. Projects Series 2003B AMT
08/01/25	6.250%	2,000,000	2,050,440
Series 2005A AMT
06/01/25	5.200%	1,000,000	1,011,340
Total			3,367,024
ALASKA 1.1%
City & Borough of Juneau Revenue Bonds St. Ann’s Care Center Project Series 1999
12/01/25	6.875%	1,370,000	1,360,821
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011(b)
10/01/41	7.750%	5,000,000	5,108,350
Northern Tobacco Securitization Corp. Asset Backed Revenue Bonds Series 2006A
06/01/46	5.000%	3,000,000	2,062,920
Total			8,532,091
ARIZONA 1.6%
Arizona Health Facilities Authority Refunding Revenue Bonds Phoenix Memorial Hospital Series 1991(c)(d)
06/01/12	8.125%	1,803,743	18
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,153,536
Pima County Industrial Development Authority Revenue Bonds American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,086,861
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	1,936,940
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,395,980
Total			12,573,335

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ARKANSAS —%
City of Camden Refunding Revenue Bonds International Paper Co. Project Sereis 2004A AMT(a)
11/01/18	5.000%	$250,000	$253,990
CALIFORNIA 10.9%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(e)
07/01/18	6.000%	2,000,000	1,907,140
Cabazon Band Mission Indians(b)(c) Revenue Bonds Series 2004
06/30/12	13.000%	405,000	243,000
10/01/15	8.375%	560,000	396,766
10/01/19	8.750%	2,785,000	1,834,507
Series 2010
10/01/20	8.375%	1,420,000	1,427,284
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006K AMT
08/01/26	4.625%	5,000,000	4,527,500
Series 2008K AMT
08/01/33	5.550%	3,000,000	3,018,000
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A
06/01/21	5.000%	5,000,000	6,249,750
California Municipal Finance Authority(a)(c)(e) Revenue Bonds UTS Renewable Energy — Waste Water Series 2011 AMT
12/01/15	3.950%	1,415,000	1,416,146
12/01/32	7.500%	1,925,000	1,928,292
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/34	6.375%	5,000,000	5,534,700
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010
10/01/39	6.250%	2,750,000	2,796,915
Aspire Public Schools Series 2010
07/01/46	6.125%	5,000,000	4,953,900
California Statewide Communities Development Authority(c) Revenue Bonds San Francisco Art Institute Series 2002
04/01/32	7.375%	250,000	228,595

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CALIFORNIA (cont.)
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	$100,000	$100,196
City of Lincoln Prerefunded 09/01/13 Special Tax Bonds Community Facilities District Series 2004-1
09/01/20	5.750%	450,000	497,529
09/01/24	5.900%	445,000	493,109
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,406,600
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,716,725
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(f)
10/01/21	0.000%	1,665,000	992,090
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999
01/15/40	5.750%	3,000,000	2,819,550
Foothill-Eastern Transportation Corridor Agency(f) Refunding Revenue Bonds Capital Appreciation Series 1999
01/15/30	0.000%	11,520,000	3,700,224
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	5,000,000	3,241,450
Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	200,000	217,846
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,250,000	1,257,500
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A
07/01/19	5.000%	2,000,000	2,474,340
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	5,676,650

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CALIFORNIA (cont.)
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	$2,000,000	$1,750,040
Palomar Pomerado Health Certificate of Participation Series 2010
11/01/41	6.000%	4,500,000	4,395,780
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/37	5.875%	3,500,000	3,792,215
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,582,890
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	5,000,000	3,924,250
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
11/01/37	5.000%	2,475,000	2,525,020
Total			84,026,499
COLORADO 2.2%
Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005
12/01/35	6.250%	1,000,000	878,920
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008
06/01/38	5.500%	5,000,000	5,113,250
Colorado Health Facilities Authority Revenue Bonds
Covenant Retirement Communities, Inc. Series 2002B
12/01/33	6.125%	1,000,000	1,004,690
Evangelical Lutheran Series 2009A
06/01/38	6.125%	5,750,000	5,818,367
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B(NPFGC)(f)
09/01/18	0.000%	4,000,000	2,848,280
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,000,300
Total			16,663,807

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
CONNECTICUT 1.2%
Connecticut State Development Authority Revenue Bonds Alzheimer’s Resource Center Project Series 2007
08/15/21	5.400%	$1,080,000	$1,080,864
08/15/27	5.500%	1,000,000	988,580
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	5,000,000	5,309,450
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B(b)(d)(f)
09/01/15	0.000%	2,000,000	592,960
Mohegan Tribe of Indians of Connecticut(b) Revenue Bonds Public Improvement-Priority Distribution Series 2001
01/01/31	6.250%	475,000	380,969
Mohegan Tribe of Indians of Connecticut(b)(e) Revenue Bonds Public Improvement-Priority Distribution Series 2003
01/01/33	5.250%	1,000,000	691,970
Total			9,044,793
DELAWARE 0.2%
Centerline Equity Issuer Trust(a)(e)
05/15/19	6.300%	1,000,000	1,118,780
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(a)(c)
06/01/28	6.250%	780,000	700,261
Total			1,819,041
DISTRICT OF COLUMBIA 0.1%
Resolution Trust Corp. Pass-Through Certificates Series 1993A(c)
12/01/16	8.500%	455,481	437,777
FLORIDA 8.7%
Brandy Creek Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.350%	935,000	959,058
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(c)
07/01/40	7.500%	1,500,000	1,503,420
Capital Trust Agency, Inc.(a)(c) Revenue Bonds Orlando Project Series 2003 AMT
01/01/32	6.750%	650,000	578,558

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
FLORIDA (cont.)
Capital Trust Agency, Inc.(c) Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B
07/15/32	7.000%	$1,425,000	$573,078
Celebration Community Development District Special Assessment Bonds Series 2003A
05/01/34	6.400%	905,000	906,448
Channing Park Community Development District Special Assessment Bonds Series 2007
05/01/38	5.300%	665,000	552,110
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Landing Series 2008
01/01/28	6.250%	675,000	674,325
01/01/43	6.375%	2,250,000	2,174,917
Colonial Country Club Community Development District Special Assessment Bonds Series 2003
05/01/33	6.400%	675,000	694,656
County of Lee Solid Waste System Revenue Bonds Series 2006A(AMBAC)(a)
10/01/17	5.000%	2,010,000	2,138,761
County of Miami-Dade Subordinated Revenue Bonds Capital Appreciation Series 2009B(f)
10/01/41	0.000%	30,000,000	4,657,200
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	635,000	650,615
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A
09/15/40	6.000%	3,750,000	3,567,750
Islands at Doral Southwest Community Development District Special Assessment Bonds Series 2003
05/01/35	6.375%	725,000	780,890
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	3,385,840
Lexington Oaks Community Development District Special Assessment Bonds Series 2002A
05/01/33	6.700%	250,000	257,300
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,166,720

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
FLORIDA (cont.)
Middle Village Community Development District Special Assessment Bonds Series 2004A
05/01/35	6.000%	$2,000,000	$1,807,440
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	5,000,000	5,180,350
Oakmont Grove Community Development District(c)(d) Special Assessment Bonds Series 2007A
05/01/38	5.400%	1,200,000	419,940
Oakmont Grove Community Development District(c)(d) Special Assessment Bonds Series 2007B
05/01/12	5.250%	1,000,000	349,950
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005
07/01/26	5.700%	2,000,000	1,824,560
Revenue Bonds 1st Mortgage-Orlando Lutheran Tower Series 2007
07/01/32	5.500%	350,000	299,387
07/01/38	5.500%	1,750,000	1,455,580
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	3,938,040
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(e)
10/01/24	5.500%	2,000,000	1,907,260
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A
05/01/35	5.875%	445,000	324,641
Series 2004B
05/01/16	7.500%	2,775,000	2,614,133
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2003
10/01/28	6.375%	750,000	763,627
10/01/34	6.375%	500,000	513,380
Series 2010A
04/01/39	6.250%	2,000,000	2,060,800
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A
10/01/41	5.250%	3,725,000	2,725,173
Vicars Landing Project Series 2007
02/15/27	5.000%	2,500,000	2,427,550

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
FLORIDA (cont.)
Revenue Bonds Glenmoor Project Series 2006A
01/01/40	5.375%	$4,275,000	$3,234,636
Sweetwater Creek Community Development District Special Assessment Bonds Series 2007A(c)(d)
05/01/38	5.500%	3,805,000	1,331,902
Tolomato Community Development District Special Assessment Bonds Series 2007
05/01/17	6.375%	1,765,000	755,773
05/01/40	6.650%	3,000,000	1,280,010
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,960,000	1,130,136
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006(c)
05/01/37	5.500%	1,645,000	734,904
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	742,456
Westridge Community Development District Special Assessment Bonds Series 2005(c)(d)
05/01/37	5.800%	2,650,000	1,008,192
Total			67,051,466
GEORGIA 3.3%
Columbus Housing Authority Revenue Bonds Gardens at Calvary Project Series 1999
11/15/29	7.000%	2,000,000	1,797,300
County of Fulton Water & Sewerage Refunding Revenue Bonds Series 2011
01/01/21	5.000%	3,500,000	4,335,135
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	4,628,970
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/17	5.000%	2,000,000	1,870,060
07/01/29	5.000%	3,000,000	2,253,000
Canterbury Court Project Series 2004A
02/15/34	6.125%	1,000,000	888,050

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
GEORGIA (cont.)
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V
01/01/18	6.600%	$75,000	$84,256
Series 1991V Escrowed to Maturity
01/01/18	6.600%	690,000	822,356
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a)
01/01/34	6.125%	5,000,000	5,049,200
Savannah Economic Development Authority Revenue Bonds 1st Mortgage-Marshes of Skidaway Series 2003A
01/01/24	7.400%	500,000	493,370
01/01/34	7.400%	3,000,000	2,883,840
Total			25,105,537
GUAM 0.6%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(b)
12/01/40	6.875%	4,750,000	4,906,750
HAWAII 0.6%
Hawaii State Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A
11/15/44	9.000%	2,375,000	2,726,690
Hawaiian Electric Co. Subsidiary Series 2009
07/01/39	6.500%	1,750,000	1,901,725
Total			4,628,415
ILLINOIS 9.5%
City of Chicago Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010
12/01/18	6.125%	5,000,000	5,240,600
Tax Allocation Bonds Pilsen Redevelopment Series 2004B
06/01/22	6.750%	1,225,000	1,253,052
County of Cook Unlimited General Obligation Refunding Bonds Series 2011A
11/15/19	5.000%	5,000,000	5,774,300
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	611,145
Illinois Finance Authority Refunding Revenue Bonds Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,592,290

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ILLINOIS (cont.)
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011
04/01/43	7.000%	$3,450,000	$3,661,623
Columbia College Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	4,762,650
Hoosier Care Project Series 1999A
06/01/34	7.125%	1,320,000	1,233,184
Provena Health Series 2009A
08/15/34	7.750%	4,000,000	4,580,800
Riverside Health System Series 2009
11/15/35	6.250%	3,000,000	3,207,210
Series 2003A
11/15/32	7.000%	1,000,000	940,550
Silver Cross & Medical Centers Series 2009
08/15/44	7.000%	5,000,000	5,409,850
Smith Village Project Series 2005A
11/15/35	6.250%	2,750,000	2,388,127
Illinois Finance Authority(a) Revenue Bonds People’s Gas Light & Coke Co. Series 2003 (AMBAC) AMT
11/01/38	4.875%	2,500,000	2,585,775
Illinois Finance Authority(c)(g) Revenue Bonds Leafs Hockey Club Project Series 2007A
03/01/37	6.000%	1,000,000	248,000
Monarch Landing, Inc. Facility Series 2007A(d)
12/01/27	7.000%	1,383,249	14
Illinois Finance Authority(c)(d) Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
11/15/37	6.000%	3,806,608	38
11/15/42	6.000%	1,522,643	15
Illinois Finance Authority Refunding Revenue Bonds Uno Charter School Network, Inc. Project Series 2011A
10/01/31	6.875%	2,500,000	2,542,600
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	4,974,450
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	2,922,000	2,875,043

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
ILLINOIS (cont.)
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	$5,000,000	$5,387,300
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 1999
08/15/29	5.625%	250,000	250,015
Series 2006
08/15/26	5.125%	1,245,000	1,222,939
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	3,105,000	2,585,844
Village of Bolingbrook(c) Sales Tax Revenue Bonds Series 2005
01/01/24	6.250%	1,500,000	1,013,280
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	2,500,000	2,342,725
Village of Lincolnshire Special Tax Bonds Sedebrook Project Series 2004
03/01/34	6.250%	750,000	677,693
Village of Rosemont Tax Allocation Bonds River Road Hotel Parntners Project Series 2007
12/30/23	5.100%	2,700,000	2,215,431
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,723,000	2,978,177
Total			72,554,720
INDIANA 0.6%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	716,814
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,644,923
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	1,080,000	1,008,968
Total			4,370,705

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
IOWA 1.0%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	$229,000	$221,729
Iowa Finance Authority Revenue Bonds Care Initiatives Project Series 1998B
07/01/18	5.750%	505,000	490,496
07/01/28	5.750%	1,475,000	1,274,223
Deerfield Retirement Community, Inc. Series 2007A
11/15/15	5.000%	2,210,000	2,002,128
11/15/27	5.500%	1,135,000	848,356
11/15/37	5.500%	750,000	512,460
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(a)
12/01/30	5.850%	2,500,000	2,535,550
Total			7,884,942
KANSAS 3.1%
City of Lenexa Improvement Refunding Revenue Bonds Series 2007
05/15/39	5.500%	2,250,000	1,808,730
Revenue Bonds Lakeview Village, Inc. Project Series 2009
05/15/29	7.125%	500,000	504,065
05/15/39	7.250%	1,500,000	1,514,280
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	3,000,000	2,784,930
05/15/29	5.000%	2,680,000	2,369,817
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a)
06/15/32	6.250%	1,875,000	1,875,000
Wyandotte County-Kansas City Unified Government Refunding Revenue Bonds Sales Tax-2nd Lien-Area B Series 2005
12/01/20	5.000%	1,825,000	1,912,126
Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	4,900,000	3,843,070
Wyandotte County-Kansas City Unified Government(f) Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010
06/01/21	0.000%	11,475,000	7,286,510
Total			23,898,528

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds 1st Mortgage-AHF/KY-IA, Inc. Project Series 2003
01/01/29	8.000%	$718,000	$695,204
Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,230,649
Total			1,925,853
LOUISIANA 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,268,500
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998(c)
10/01/28	6.375%	2,000,000	1,626,400
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,350,250
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	5,000,000	4,993,450
Total			17,238,600
Maryland 0.8%
City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A
05/01/34	6.250%	1,750,000	1,570,905
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,000,000	1,028,210
Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,735,000	2,825,501
Munimae TE Bond Subsidiary LLC(a)(c)(e)
06/30/49	5.800%	1,000,000	680,010
Total			6,104,626

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MASSACHUSETTS 3.6%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	$1,000,000	$749,180
Revenue Bonds Boston Biomedical Research Series 1999
02/01/29	5.750%	375,000	345,667
Foxborough Regional Charter School Series 2010A
07/01/42	7.000%	4,200,000	4,514,160
Groves-Lincoln Series 2009A
06/01/44	7.875%	1,500,000	1,500,930
Series 2009B-1
06/01/16	7.250%	3,500,000	3,501,470
Linden Ponds, Inc. Facility Series 2011A-1
11/15/31	6.250%	2,112,442	1,617,032
11/15/39	6.250%	634,649	461,783
11/15/46	6.250%	2,502,917	1,781,176
Series 2011A-2
11/15/46	5.500%	279,667	169,973
Massachusetts Development Finance Agency(a) Revenue Bonds Ogden Haverhill Series 1999A AMT
12/01/14	6.700%	85,000	85,081
Massachusetts Development Finance Agency(c) Revenue Bonds Health Care Facility-Alliance Series 1999A
07/01/32	7.100%	2,035,000	1,780,116
Massachusetts Development Finance Agency(c)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B
11/15/56	0.000%	1,391,019	6,997
Massachusetts Educational Financing Authority Revenue Bonds Series 2008H(AGM) AMT(a)
01/01/30	6.350%	2,940,000	3,178,405
Massachusetts Health & Educational Facilities Authority Prerefunded 12/15/12 Revenue Bonds Civic Investments Series 2002A
12/15/15	9.000%	900,000	981,207
Revenue Bonds Boston Medical Center Project Series 2008
07/01/38	5.250%	5,000,000	4,592,150
Milford Regional Medical Series 2007E
07/15/32	5.000%	1,250,000	1,144,850

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MASSACHUSETTS (cont.)
Massachusetts Housing Finance Agency Revenue Bonds Housing Series 2005E AMT(a)
12/01/28	5.000%	$185,000	$186,691
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Ogden Haverhill Project Series 1998A AMT(a)
12/01/19	5.600%	1,000,000	1,003,260
Total			27,600,128
MICHIGAN 3.7%
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,880,000	5,365,658
Global Preparatory Academy Refunding Revenue Bonds Series 2007
11/01/26	5.000%	2,340,000	1,869,660
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	2,994,090
Oakwood Obligation Group Series 2007A
07/15/37	5.000%	5,000,000	4,784,500
Revenue Bonds McLaren Health Care Series 2005C
08/01/35	5.000%	2,500,000	2,518,650
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT(a)(c)
11/01/25	6.550%	1,500,000	1,324,200
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A
06/01/34	6.000%	1,000,000	767,560
06/01/48	6.000%	11,000,000	7,864,780
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	585,187
Total			28,074,285
MINNESOTA 2.7%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,040,045

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MINNESOTA (cont.)
City of Columbia Heights Refunding Revenue Bonds Crest View Corp. Projects Series 2007A
07/01/27	5.550%	$1,000,000	$819,620
07/01/42	5.700%	2,000,000	1,496,900
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	1,955,243
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	1,600,000	1,449,936
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993(c)
11/01/23	7.750%	1,270,000	1,146,391
City of Sartell Revenue Bonds Foundation for Healthcare Project Series 1999A
09/01/29	6.625%	2,000,000	1,999,900
Series 2001A
09/01/30	8.000%	935,000	950,960
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2003
12/01/29	5.875%	400,000	409,952
Minneapolis/St Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(a)
12/01/38	5.000%	68,023	68,502
St. Paul Housing & Redevelopment Authority Revenue Bonds Healtheast Project Series 2005
11/15/30	6.000%	4,000,000	4,020,200
11/15/35	6.000%	2,000,000	1,987,280
Total			20,344,929
MISSISSIPPI 0.6%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	1,995,000	2,141,433
Series 1992B(g)
04/01/22	6.700%	230,000	246,889
County of Warren Revenue Bonds International Paper Co. Series 2008A
09/01/32	6.500%	2,000,000	2,154,340

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MISSISSIPPI (cont.)
Rankin County Five Lakes Utility District Series 1994(c)
07/15/37	7.000%	$250,000	$225,702
Total			4,768,364
MISSOURI 4.3%
Cape Girardeau County Industrial Development Authority Revenue Bonds Southeast Missouri Hospital Association Series 2007
06/01/27	5.000%	1,800,000	1,800,774
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	230,000	236,302
City of Kansas City Tax Allocation Bonds
Kansas City-Maincor Project Series 2007A
03/01/18	5.250%	1,000,000	1,001,490
Shoal Creek Parkway Project Series 2011
06/01/25	6.500%	3,100,000	3,146,004
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,165,750
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,335,193
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,329,920
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	4,700,790
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,036,601
St. Louis County Industrial Development Authority Refunding Revenue Bonds Ranken Jordan Project Series 2007
11/15/35	5.000%	1,300,000	1,051,622
Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	2,000,000	1,976,020
12/01/41	6.375%	3,000,000	2,858,580

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
MISSOURI (cont.)
St. Louis Industrial Development Authority Revenue Bonds Convention Center Hotel Series 2000 (AMBAC)(f)
07/15/18	0.000%	$3,000,000	$2,029,560
Total			32,668,606
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	1,000,000	925,890
NEVADA 0.6%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(e)
06/15/28	6.750%	5,000,000	4,228,400
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(a)(g)
07/01/18	7.500%	210,000	250,702
NEW JERSEY 2.6%
Middlesex County Improvement Authority(c)(d) Revenue Bonds Heldrich Center Hotel Series 2005C
01/01/37	8.750%	1,250,000	126,725
Middlesex County Improvement Authority(d) Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B
01/01/25	6.125%	2,750,000	246,125
01/01/37	6.250%	6,450,000	577,275
New Jersey Economic Development Authority Refunding Revenue Bonds Seabrook Village, Inc. Facility Series 2006
11/15/36	5.250%	2,250,000	1,881,112
Revenue Bonds 1st Mortgage-Seashore Gardens Project Series 2006
11/01/26	5.300%	500,000	413,330
Cigarette Tax Series 2004
06/15/29	5.750%	1,000,000	1,029,000
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT
01/01/37	6.875%	4,000,000	3,698,440
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT
09/15/19	6.250%	1,000,000	983,960
09/15/29	6.250%	2,500,000	2,410,100

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEW JERSEY (cont.)
Series 2003 AMT(g)
06/01/33	9.000%	$1,000,000	$1,024,720
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare System Series 2008
07/01/18	6.000%	2,000,000	2,103,080
St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	3,030,690
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/39	6.750%	2,000,000	2,183,780
Tobacco Settlement Financing Corp.(f) Revenue Bonds Capital Appreciation Series 2007-1C
06/01/41	0.000%	7,500,000	326,700
Total			20,035,037
NEW YORK 3.4%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	4,000,000	3,910,640
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,600,000	1,600,208
05/01/29	6.000%	625,000	601,125
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(f)
06/01/60	0.000%	25,000,000	148,750
New York City Industrial Development Agency(a) Revenue Bonds American Airlines-JFK International Airport(d)(g) Series 2005 AMT
08/01/25	7.625%	3,000,000	2,644,110
08/01/28	8.000%	2,000,000	1,762,840
New York Liberty Development Corp. Revenue Bonds National Sports Museum Project Series 2006A(c)(d)
02/15/19	6.125%	1,979,996	20
New York State Dormitory Authority Revenue Bonds NYU Hospital Center Series 2007B
07/01/37	5.625%	2,000,000	2,053,680
Series 2011A
07/01/40	6.000%	1,000,000	1,057,930
The New School Series 2010
07/01/50	6.000%	5,000,000	5,547,400

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
NEW YORK (cont.)
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	$1,350,000	$1,420,132
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT
10/01/19	6.750%	120,000	111,744
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT(a)(e)(g)
10/01/35	6.625%	5,000,000	5,029,550
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	485,000	487,323
Total			26,375,452
NORTH CAROLINA 1.9%
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas HealthCare System Group Series 2008A
01/15/24	5.250%	5,000,000	5,573,500
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(c)
02/01/38	5.650%	3,206,747	2,895,179
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,374,465
North Carolina Medical Care Commission Revenue Bonds Health Care Housing Arc Projects Series 2004A
10/01/34	5.800%	1,550,000	1,563,330
Total			14,406,474
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	2,500,000	2,814,800
OHIO 1.7%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	7,000,000	5,328,540

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
OHIO (cont.)
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank)
05/15/25	5.125%	$645,000	$574,289
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,292,800
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(c)
12/01/38	7.000%	2,500,000	1,623,875
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	405,000	366,375
Total			13,185,879
OKLAHOMA 0.2%
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a)(g)
12/01/41	5.250%	1,475,000	1,504,382
OREGON 1.4%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009
05/01/39	6.375%	2,000,000	2,085,280
Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,900,000	2,748,620
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)
10/01/26	5.625%	1,700,000	1,355,223
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(b)
11/01/33	6.375%	2,410,000	2,471,046
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A
01/01/20	5.000%	2,235,000	2,073,521
Total			10,733,690
PENNSYLVANIA 3.5%
Bucks County Industrial Development Authority Revenue Bonds Ann’s Choice, Inc. Facility Series 2005A
01/01/35	6.250%	1,750,000	1,661,205

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
PENNSYLVANIA (cont.)
Chartiers Valley Industrial & Commercial Development Authority Refunding Revenue Bonds Asbury Health Center
12/01/24	6.375%	$750,000	$750,030
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002(c)
05/01/32	8.500%	360,000	341,345
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a)
06/01/24	6.900%	3,200,000	4,002,432
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Community Project Series 2008
02/01/36	7.000%	2,000,000	1,857,740
Whitemarsh Continuing Care Series 2005
02/01/28	6.125%	1,400,000	1,239,616
02/01/35	6.250%	1,350,000	1,152,940
Pennsylvania Economic Development Financing Authority Revenue Bonds Allegheny Energy Supply Co. Series 2009
07/15/39	7.000%	4,000,000	4,452,520
Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	3,375,000	3,600,045
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07/01/30	5.800%	2,500,000	2,528,400
Pennsylvania Higher Educational Facilties Authority Revenue Bonds Series 2011 Shippensburg University
10/01/43	6.250%	2,000,000	2,061,600
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	2,355,000	2,713,243
Philadelphia Authority for Industrial Development Revenue Bonds Facilities Aero Philadelphia LLC Series 1999 AMT(a)(c)
01/01/24	5.500%	800,000	609,400
Total			26,970,516
PUERTO RICO 0.5%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT(a)(b)
06/01/26	6.625%	3,820,000	3,819,924

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
SOUTH CAROLINA 1.5%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	$1,300,000	$1,331,811
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007
05/01/21	5.375%	1,000,000	940,410
05/01/28	5.500%	2,300,000	2,034,465
1st Mortgage-Wesley Commons Series 2006
10/01/36	5.300%	3,000,000	2,333,460
Revenue Bonds Kershaw County Medical Center Project Series 2008
09/15/38	6.000%	5,050,000	5,079,896
Total			11,720,042
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT(a)
04/01/29	6.000%	1,400,000	1,437,156
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Revenue Bonds Germantown Village Series 2003A
12/01/34	7.250%	675,000	654,811
Series 2006
12/01/34	6.250%	475,000	409,288
Total			1,064,099
TEXAS 7.4%
Abilene Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Series 1998A
11/15/25	5.900%	1,300,000	1,107,028
Series 2003A
11/15/33	7.000%	800,000	725,496
Brazos River Authority Refunding Revenue Bonds TXU Energy Co. LLC Project Series 2003C AMT(a)
10/01/38	6.750%	1,180,000	224,259
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B(g)
04/01/45	6.125%	5,000,000	5,231,550
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,008,300

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
TEXAS (cont.)
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT(a)
07/15/38	6.625%	$4,000,000	$3,984,960
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,019,450
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding Revenue Bonds Subordinated Series 2000A AMT(a)(d)
05/01/29	9.000%	2,250,000	472,500
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,148,160
El Paso County Housing Finance Corp.(c) Subordinated Revenue Bonds American Village Communities Projects Series 2000C
12/01/32	8.000%	535,000	539,114
Series 2000D
12/01/32	10.000%	645,000	650,928
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(a)(g)
04/01/28	8.000%	875,000	877,555
HFDC of Central Texas, Inc. Revenue Bonds Sears Tyler Methodist Series 2009A
11/15/44	7.750%	4,000,000	3,850,360
Series 2006A
11/01/36	5.750%	5,000,000	4,232,150
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A
02/15/34	7.125%	1,000,000	1,143,980
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/29	6.000%	1,000,000	1,071,190
08/15/39	6.250%	1,500,000	1,600,905
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a)
12/01/24	6.875%	5,000,000	5,155,900
North Texas Tollway Authority Refunding Revenue Bonds Toll 2nd Tier Series 2008F
01/01/38	5.750%	2,645,000	2,797,299

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
TEXAS (cont.)
Revenue Bonds 1st Tier Series 2009A
01/01/39	6.250%	$1,500,000	$1,652,400
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,191,070
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Village Series 2009
11/15/44	6.375%	4,250,000	4,359,225
CC Young Memorial Home Series 2009A
02/15/38	8.000%	4,000,000	4,073,320
Total			57,117,099
VERMONT 0.1%
Vermont Educational & Health Buildings Financing Agency Prerefunded 01/01/14 Revenue Bonds Vermont Law School Project Series 2003A
01/01/33	5.500%	500,000	549,440
VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority(a)(b) Revenue Bonds Senior Secured — Hovensa Refinery Series 2004 AMT
07/01/22	5.875%	750,000	686,152
Senior Secured Revenue Bonds Hovensa Coker Project Series 2002 AMT
07/01/21	6.500%	5,000,000	4,850,450
Total			5,536,602
VIRGINIA 1.1%
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,650,475
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	5,000,000	3,096,800
Virginia Small Business Financing Authority Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	2,895,000	3,041,111
Total			8,788,386
WASHINGTON 0.1%
Seattle Housing Authority Revenue Bonds Capital Fund Program — High Rise Rehab Series 2005I (AGM) AMT(a)
11/01/25	5.000%	1,000,000	1,007,210

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
WISCONSIN 1.7%
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Clement Manor, Inc. Series 1998
08/15/24	5.750%	$2,152,000	$2,034,587
Revenue Bonds Fort Healthcare, Inc. Project Series 2004
05/01/34	6.100%	1,965,000	1,984,336
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	5,000,000	5,151,700
St. John’s Community, Inc. Series 2009A
09/15/39	7.625%	1,750,000	1,868,947
St. Johns Communities, Inc. Series 2009C-1
09/15/15	6.400%	1,720,000	1,722,030
Total			12,761,600
WYOMING 0.4%
County of Campbell Pollution Control Refunding Revenue Bonds Black Hills Power, Inc. Project Series 2004
10/01/24	5.350%	3,250,000	3,306,940
Total Municipal Bonds
(Cost: $731,943,979)			$714,384,531

	Effective Yield	Amount Payable at Maturity
Floating Rate Notes 0.7%
NEVADA 0.7%
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement VRDN Series 2006C (Dexia Credit Local)(g)
06/01/36	0.600%	$5,000,000	5,000,000
Total Floating Rate Notes
(Cost: $5,000,000)			$5,000,000

		Shares
Money Market Funds 5.0%
Dreyfus Tax-Exempt Cash Management Fund,
0.010%(h)		20,683,533	20,683,533
JP Morgan Municipal Money Market Fund,
0.000%(h)		17,552,674	17,552,674
Total Money Market Funds
(Cost: $38,236,207)			$38,236,207
Total Investments
(Cost: $775,180,186)			$757,620,738
Other Assets & Liabilities, Net			10,305,171
Total Net Assets			$767,925,909

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments

(a)	At December 31, 2011, the value of securities subject to alternative minimum tax was $88,566,031, representing 11.53% of net assets.

(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $32,579,751 or 4.24% of net assets.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $29,950,339, representing 3.90% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Arizona Health Facilities Authority Refunding Revenue Bonds Phoenix Memorial Hospital Series 1991
8.125% 06/01/12	05/23/91	$1,783,069
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT
7.500% 07/01/40	03/07/00–05/21/07	1,498,284
Cabazon Band Mission Indians Revenue Bonds Series 2004
13.000% 06/30/12	05/14/10	349,942
Cabazon Band Mission Indians Revenue Bonds Series 2004
8.375% 10/01/15	10/04/04–05/14/10	504,524
Cabazon Band Mission Indians Revenue Bonds Series 2004
8.750% 10/01/19	10/04/04–05/14/10	2,477,928
Cabazon Band Mission Indians Revenue Bonds Series 2010
8.375% 10/01/20	05/14/10	1,420,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy — Waste Water Series 2011 AMT
3.950% 12/01/15	12/22/11	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy — Waste Water Series 2011 AMT
7.500% 12/01/32	12/22/11	1,925,000
California Statewide Communities Development Authority Revenue Bonds San Francisco Art Institute Series 2002
7.375% 04/01/32	07/05/02	250,000
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B
7.000% 07/15/32	07/23/08	1,425,000
Capital Trust Agency Revenue Bonds Orlando Project Series 2003 AMT
6.750% 01/01/32	06/05/03	632,646
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002
8.500% 05/01/32	05/01/02	335,159
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993
7.750% 11/01/23	11/01/93	1,270,000
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT
6.250% 06/01/28	10/08/98	768,115
Durham Housing Authority Revenue Bonds Series 2005 AMT
5.650% 02/01/38	12/18/06	3,206,747
El Paso County Housing Finance Corp. Subordinated Revenue Bonds American Village Communities Projects Series 2000C
8.000% 12/01/32	12/18/00	535,000
El Paso County Housing Finance Corp. Subordinated Revenue Bonds American Village Communities Projects Series 2000D
10.000% 12/01/32	12/18/00	645,000
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008
7.000% 12/01/38	04/23/08	2,500,000
Illinois Finance Authority Revenue Bonds Leafs Hockey Club Project Series 2007A
6.000% 03/01/37	09/09/10	973,319
Illinois Finance Authority Revenue Bonds Monarch Landing, Inc. Facility Series 2007A
7.000% 12/01/27	03/27/09	872,028
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
6.000% 11/15/37	08/09/07	3,645,830
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
6.000% 11/15/42	03/26/09	708,598
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998
6.375% 10/01/28	10/16/98	1,970,266
Massachusetts Development Finance Agency Revenue Bonds Health Care Facility-Alliance Series 1999A
7.100% 07/01/32	09/02/99	2,024,010
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B
0.000% 11/15/56	12/10/07–02/24/10	10,424
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co. — Carollton Series 1998C AMT
6.550% 11/01/25	11/24/98	1,500,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C
8.750% 01/01/37	06/28/06	$1,228,125
Munimae TE Bond Subsidiary LLC Revenue Bonds
5.800% 06/30/49	10/14/04	1,000,000
New York Liberty Development Corp. Revenue Bonds National Sports Museum Project Series 2006A
6.125% 02/15/19	08/07/06–05/28/08	1,985,478
Oakmont Grove Community Development District Special Assessment Bonds Series 2007A
5.400% 05/01/38	02/21/07	1,194,000
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B
5.250% 05/01/12	02/21/07	1,000,000
Philadelphia Authority for Industrial Development Revenue Bonds Facilities Aero Philadelphia LLC Series 1999 AMT
5.500% 01/01/24	04/14/99	776,027
Rankin County Five Lakes Utility District Series 1994
7.000% 07/15/37	10/02/07	250,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A
8.500% 12/01/16	11/12/93	459,280
Sweetwater Creek Community Development District Special Assessment Bonds Series 2007A
5.500% 05/01/38	04/26/07–05/12/09	2,795,798
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005
01/01/24 6.250%	12/14/05	1,359,576
Westridge Community Development District Special Assessment Bonds Series 2005
5.800% 05/01/37	12/22/05	2,650,000
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006
5.500% 05/01/37	04/19/06–05/18/06	1,646,094

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2011, the value of these securities amounted to $9,532,624, which represents 1.24% of net assets.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $18,907,548 or 2.46% of net assets.

(f)	Zero coupon bond.

(g)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(h)	The rate shown is the seven-day current annualized yield at December 31, 2011.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Fair Value Measurements (continued)

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$714,384,531	$—	$714,384,531
Total Bonds	—	714,384,531	—	714,384,531
Short-Term Securities
Floating Rate Notes	—	5,000,000	—	5,000,000
Total Short-Term Securities	—	5,000,000	—	5,000,000
Other
Money Market Funds	38,236,207	—	—	38,236,207
Total Other	38,236,207	—	—	38,236,207
Total	$38,236,207	$719,384,531	$—	$757,620,738

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Assets
Investments, at value
(identified cost $775,180,186)	$757,620,738
Receivable for:
Investments sold	863,603
Capital shares sold	2,726,040
Interest	11,402,485
Expense reimbursement due from Investment Manager	1,941
Prepaid expense	12,750
Trustees’ deferred compensation plan	64,269
Total assets	772,691,826

Liabilities
Disbursements in excess of cash	801
Payable for:
Capital shares purchased	1,037,113
Dividend distributions to shareholders	3,313,901
Investment management fees	9,915
Distribution fees	686
Transfer agent fees	255,293
Administration fees	1,440
Compensation of board members	9,407
Chief compliance officer expenses	687
Other expenses	72,405
Trustees’ deferred compensation plan	64,269
Total liabilities	4,765,917
Net assets applicable to outstanding capital stock	$767,925,909

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Represented by
Paid-in capital	$862,037,583
Undistributed net investment income	3,853,590
Accumulated net realized loss	(80,405,816)
Unrealized appreciation (depreciation) on:
Investments	(17,559,448)
Total — representing net assets applicable to outstanding capital stock	$767,925,909
Net assets applicable to outstanding shares
Class A	$77,303,766
Class B	$2,286,020
Class C	$9,390,151
Class Z	$678,945,972
Shares outstanding
Class A	7,753,444
Class B	229,285
Class C	941,870
Class Z	68,093,047
Net asset value per share
Class A(a)	$9.97
Class B	$9.97
Class C	$9.97
Class Z	$9.97

(a)	The maximum offering price per share for Class A is $10.47. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia High Yield Municipal Fund

Six Months Ended December 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$3,729
Interest	22,395,997
Total income	22,399,726
Expenses:
Investment management fees	1,737,127
Distribution fees
Class B	10,093
Class C	33,627
Service fees
Class A	69,723
Class B	2,691
Class C	8,972
Transfer agent fees
Class A	73,973
Class B	3,011
Class C	9,691
Class Z	711,668
Administration fees	252,775
Compensation of board members	24,444
Custodian fees	7,645
Printing and postage fees	38,196
Registration fees	25,677
Professional fees	42,628
Chief compliance officer expenses	670
Other	6,780
Total expenses	3,059,391
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(723,322)
Fees waived by Distributor – Class C	(6,711)
Expense reductions	(1,001)
Total net expenses	2,328,357
Net Investment Income	20,071,369

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,645,921)
Net realized loss	(1,645,921)
Net change in unrealized appreciation (depreciation) on:
Investments	28,688,019
Net change in unrealized appreciation	28,688,019
Net realized and unrealized gain	27,042,098
Net increase in net assets resulting from operations	$47,113,467

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia High Yield Municipal Fund

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011

Operations
Net investment income	$20,071,369	$42,331,100
Net realized loss	(1,645,921)	(7,614,866)
Net change in unrealized appreciation (depreciation)	28,688,019	(9,701,549)
Net increase in net assets resulting from operations	47,113,467	25,014,685

Distributions to shareholders from:
Net investment income
Class A	(1,775,713)	(3,762,746)
Class B	(58,285)	(213,473)
Class C	(201,190)	(440,310)
Class Z	(17,394,481)	(36,635,531)
Total distributions to shareholders	(19,429,669)	(41,052,060)
Increase (decrease) in net assets from share transactions	23,624,639	(32,194,792)
Total increase (decrease) in net assets	51,308,437	(48,232,167)
Net assets at beginning of period	716,617,472	764,849,639
Net assets at end of period	$767,925,909	$716,617,472
Undistributed net investment income	$3,853,590	$3,211,890

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia High Yield Municipal Fund

	Six months ended December 31, 2011 (Unaudited)		Year ended June 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,485,113	14,583,703	1,137,035	11,028,366
Distributions reinvested	103,801	1,020,306	187,768	1,805,692
Redemptions	(465,666)	(4,561,143)	(2,956,583)	(28,527,441)
Net increase (decrease)	1,123,248	11,042,866	(1,631,780)	(15,693,383)
Class B shares
Subscriptions	8,800	86,878	16,363	164,369
Distributions reinvested	2,596	25,504	8,469	81,838
Redemptions	(99,988)	(979,526)	(320,806)	(3,058,590)
Net decrease	(88,592)	(867,144)	(295,974)	(2,812,383)
Class C shares
Subscriptions	123,489	1,211,496	252,510	2,460,215
Distributions reinvested	9,686	95,215	20,046	193,009
Redemptions	(77,472)	(761,986)	(337,433)	(3,210,904)
Net increase (decrease)	55,703	544,725	(64,877)	(557,680)
Class Z shares
Subscriptions	7,790,856	76,650,528	17,348,274	168,309,034
Distributions reinvested	236,518	2,324,503	492,648	4,744,603
Redemptions	(6,721,430)	(66,070,839)	(19,542,118)	(186,184,983)
Net increase (decrease)	1,305,944	12,904,192	(1,701,196)	(13,131,346)
Total net increase (decrease)	2,396,303	23,624,639	(3,693,827)	(32,194,792)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia High Yield Municipal Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Dec-31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.26		0.53		0.52		0.53		0.52		0.51
Net realized and unrealized gain (loss)	0.36		(0.19)		0.97		(1.53)		(1.01)		0.08
Total from investment operations	0.62		0.34		1.49		(1.00)		(0.49)		0.59
Less distributions to shareholders from:
Net investment income	(0.25)		(0.51)		(0.51)		(0.53)		(0.52)		(0.51)
Total distributions to shareholders	(0.25)		(0.51)		(0.51)		(0.53)		(0.52)		(0.51)
Net asset value, end of period	$9.97		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	6.53%		3.63%		17.25%		(9.60%	)	(4.39%	)	5.23%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)	0.99%	(b)	0.91%		0.85%		0.90%		0.95%	(c)	0.95%	(c)
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)	0.80%	(b)(e)	0.85%	(e)	0.85%	(e)	0.90%	(e)	0.95%	(e)(c)	0.95%	(e)(c)
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	0.99%	(b)	0.91%		0.85%		0.90%		0.90%		0.88%
Net expenses after fees waived or expenses reimbursed (excluding interest and fee expense)(d)	0.80%	(b)(e)	0.85%	(e)	0.85%	(e)	0.90%	(e)	0.90%	(e)	0.88%	(e)
Net investment income	5.28%	(b)(e)	5.46%	(e)	5.44%	(e)	5.90%	(e)	4.84%	(e)	4.43%	(e)
Supplemental data
Net assets, end of period (in thousands)	$77,304		$63,669		$80,691		$59,189		$74,593		$89,977
Portfolio turnover	6%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia High Yield Municipal Fund

	Six months ended Dec-31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.22		0.46		0.45		0.46		0.44		0.42
Net realized and unrealized gain (loss)	0.36		(0.19)		0.97		(1.53)		(1.01)		0.08
Total from investment operations	0.58		0.27		1.42		(1.07)		(0.57)		0.50
Less distributions to shareholders from:
Net investment income	(0.21)		(0.44)		(0.44)		(0.46)		(0.44)		(0.42)
Total distributions to shareholders	(0.21)		(0.44)		(0.44)		(0.46)		(0.44)		(0.42)
Net asset value, end of period	$9.97		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	6.13%		2.85%		16.39%		(10.27%	)	(5.10%	)	4.45%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)	1.76%	(b)	1.65%		1.60%		1.65%		1.70%	(c)	1.70%	(c)
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)	1.55%	(b)(e)	1.60%	(e)	1.60%	(e)	1.65%	(e)	1.70%	(c)(e)	1.70%	(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.76%	(b)	1.65%		1.60%		1.65%		1.65%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest and fee expense)(d)	1.55%	(b)(e)	1.60%	(e)	1.60%	(e)	1.65%	(e)	1.65%	(e)	1.63%	(e)
Net investment income	4.53%	(b)(e)	4.69%	(e)	4.72%	(e)	5.13%	(e)	4.09%	(e)	3.68%	(e)
Supplemental data
Net assets, end of period (in thousands)	$2,286		$3,052		$5,995		$8,392		$11,945		$17,407
Portfolio turnover	6%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia High Yield Municipal Fund

	Six months ended Dec-31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.23		0.48		0.46		0.48		0.46		0.44
Net realized and unrealized gain (loss)	0.36		(0.20)		0.97		(1.54)		(1.01)		0.08
Total from investment operations	0.59		0.28		1.43		(1.06)		(0.55)		0.52
Less distributions to shareholders from:
Net investment income	(0.22)		(0.45)		(0.45)		(0.47)		(0.46)		(0.44)
Total distributions to shareholders	(0.22)		(0.45)		(0.45)		(0.47)		(0.46)		(0.44)
Net asset value, end of period	$9.97		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	6.21%		3.01%		16.55%		(10.14%	)	(4.96%	)	4.61%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)	1.75%	(b)	1.66%		1.60%		1.65%		1.70%	(c)	1.70%	(c)
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)	1.40%	(b)(e)	1.45%	(e)	1.45%	(e)	1.50%	(e)	1.55%	(c)(e)	1.55%	(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	1.75%	(b)	1.66%		1.60%		1.65%		1.65%		1.63%
Net expenses after fees waived or expenses reimbursed (excluding interest and fee expense)(d)	1.40%	(b)(e)	1.45%	(e)	1.45%	(e)	1.50%	(e)	1.50%	(e)	1.48%	(e)
Net investment income	4.68%	(b)(e)	4.88%	(e)	4.85%	(e)	5.29%	(e)	4.24%	(e)	3.82%	(e)
Supplemental data
Net assets, end of period (in thousands)	$9,390		$8,509		$9,288		$8,341		$11,090		$14,134
Portfolio turnover	6%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia High Yield Municipal Fund

	Six months ended Dec-31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.27		0.55		0.54		0.55		0.54		0.53
Net realized and unrealized gain (loss)	0.36		(0.19)		0.97		(1.54)		(1.01)		0.08
Total from investment operations	0.63		0.36		1.51		(0.99)		(0.47)		0.61
Less distributions to shareholders from:
Net investment income	(0.26)		(0.53)		(0.53)		(0.54)		(0.54)		(0.53)
Total distributions to shareholders	(0.26)		(0.53)		(0.53)		(0.54)		(0.54)		(0.53)
Net asset value, end of period	$9.97		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	6.63%		3.82%		17.48%		(9.42%	)	(4.20%	)	5.44%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest and fee expense)	0.80%	(b)	0.71%		0.65%		0.70%		0.75%	(c)	0.75%	(c)
Net expenses after fees waived or expenses reimbursed (including interest and fee expense)(d)	0.60%	(b)(e)	0.65%	(e)	0.65%	(e)	0.70%	(e)	0.75%	(c)(e)	0.75%	(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest and fee expense)	0.80%	(b)	0.71%		0.65%		0.70%		0.70%		0.68%
Net expenses after fees waived or expenses reimbursed (excluding interest and fee expense)(d)	0.60%	(b)(e)	0.65%	(e)	0.65%	(e)	0.70%	(e)	0.70%	(e)	0.68%	(e)
Net investment income	5.48%	(b)(e)	5.68%	(e)	5.64%	(e)	6.07%	(e)	5.03%	(e)	4.63%	(e)
Supplemental data
Net assets, end of period (in thousands)	$678,946		$641,387		$668,875		$498,734		$629,219		$698,454
Portfolio turnover	6%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)

Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.30% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended December 31, 2011 was 0.47% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended December 31, 2011 was 0.07% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended December 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.22
Class C	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended December 31, 2011, these minimum account balance fees reduced total expenses by $1,001.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.80% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $60,479 for Class A, $259 for Class B and $1,114 for Class C shares for the six months ended December 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.60

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At December 31, 2011, the cost of investments for federal income tax purposes was approximately $775,180,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,996,000
Unrealized depreciation	(52,555,000)

Net unrealized depreciation	$(17,559,000)

The following capital loss carryforward, determined as of June 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$1,587,432
2013	5,621,572
2014	466,991
2015	1,471,699
2016	5,694,295
2017	17,741,445
2018	35,721,468
2019	4,244,605

Total	$72,549,507

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2011, post-October losses of $5,918,573 attributed to security transactions were deferred to July 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $46,966,972 and $39,503,890, respectively, for the six months ended December 31, 2011.

Note 6. Shareholder Concentration

At December 31, 2011, one unaffiliated shareholder account owned 74.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended December 31, 2011.

Note 8. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at December 31, 2011, invested in debt obligations issued by each of California (10.9%), Florida (8.7%), Illinois (9.5%) and Texas (7.4%) and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states’ or territories’ municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuers do not comply with relevant tax requirements, interest payments from such issuers’ securities could become federally taxable, possibly retroactively to the date the securities were issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result and pay any federal income tax on the interest earned from such securities in your Fund’s account.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District

Columbia High Yield Municipal Fund

December 31, 2011 (Unaudited)

Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Municipal Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1360 C (2/12)

Columbia Small Cap Value Fund I

Semiannual Report for the Period Ended December 31, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Americans were dispirited in the fourth quarter of 2011 by Washington’s inability to reach a plan for deficit reduction and Europe’s piecemeal attempt to address its own fiscal issues. Yet, there was sufficient good news to encourage risk taking, buoying both stocks and bonds to solid gains.

U.S. economic data surprised on the upside and fears of recession abated. With the bar of expectations set low, investors responded positively to the announcement that the economy had expanded by 1.8% in the third quarter. Consumer confidence improved, even though consumers remain under pressure with no real increase in disposable income and a continued decline in household net worth. Headline inflation — which tracks a broad range of consumer expenditures, including food and energy — declined. Even manufacturing held its ground.

Against this backdrop, the U.S. equity markets logged solid

returns. The S&P 500 Index gained 11.82%, moving into positive territory for the year with quarterly advances in all ten sectors. Mid- and small-cap stocks did even better. Value outperformed growth across all market capitalizations. Energy stocks led the market, as the price of oil moved above $100 a barrel in December. Industrials and materials stocks rose, buoyed by improving economic data. The U.S. fixed-income markets logged modest but solid returns. High-yield bonds were the best performers as the economy showed signs of improvement. Emerging market bonds were strong performers, as inflation came under control in key regions. Municipal bonds and Treasuries eked out only modest gains, as investors moved away from quality in favor of riskier assets.

While fourth quarter gains were encouraging, challenges still remain. Columbia Management, however, remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $326 billion under management as of December 31, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The strong line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of December 31, 2011, Columbia Management offers 52 funds rated either 4 or 5 stars by Morningstar.*

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

* All ratings are based on Class Z shares as of 12/31/2011. Out of 119 Class Z share Columbia funds rated by Morningstar, 7 funds received a 5-star Overall Rating and 45 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges/loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. ©2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Value Fund I

Average annual total return as of 12/31/11 (%)

Share class	A		B		C
Inception	07/25/86		11/09/92		01/15/96
Sales charge	without	with	without	with	without	with
6-month (cumulative)	–9.16	–14.38	–9.50	–13.66	–9.50	–10.34
1-year	–6.24	–11.63	–6.92	–11.20	–6.95	–7.81
5-year	0.50	–0.69	–0.25	–0.55	–0.26	–0.26
10-year	7.45	6.81	6.64	6.64	6.64	6.64

Average annual total return as of 12/31/11 (%)

Share class	I*	R*	Y*	Z
Inception	09/27/10	09/27/10	07/15/09	07/31/95
Sales charge	without	without	without	without
6-month (cumulative)	–8.96	–9.23	–8.94	–9.04
1-year	–5.82	–6.38	–5.80	–6.00
5-year	0.61	0.26	0.71	0.75
10-year	7.51	7.19	7.56	7.73

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class R, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*	The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/11

–9.16% Class A shares (without sales charge)

–8.94% Russell 2000 Value Index[1]

Net asset value per share

as of 12/31/11 ($)
Class A	39.11
Class B	31.27
Class C	33.25
Class I	41.17
Class R	39.17
Class Y	41.18
Class Z	41.16

Distributions declared per share

07/01/11 – 12/31/11 ($)
Class A	2.88
Class B	2.72
Class C	2.72
Class I	3.09
Class R	2.80
Class Y	3.09
Class Z	3.00

Portfolio breakdown(a) (at December 31, 2011)

Consumer Discretionary	10.4%
Consumer Staples	2.6
Energy	4.9
Financials	31.1
Health Care	8.7
Industrials	16.4
Information Technology	14.1
Materials	6.6
Telecommunication Services	1.6
Utilities	3.6
(a)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

[1]	The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Fund Expense Example – Columbia Small Cap Value Fund I

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

07/01/11 – 12/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	908.40	1,018.30	6.39	6.76	1.34
Class B	1,000.00	1,000.00	905.00	1,014.55	9.95	10.53	2.09
Class C	1,000.00	1,000.00	905.00	1,014.55	9.95	10.53	2.09
Class I	1,000.00	1,000.00	910.40	1,020.70	4.11	4.34	0.86
Class R	1,000.00	1,000.00	907.70	1,017.20	7.44	7.87	1.56
Class Y	1,000.00	1,000.00	910.60	1,020.65	4.16	4.39	0.87
Class Z	1,000.00	1,000.00	909.60	1,019.55	5.20	5.50	1.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiple by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

2

Portfolio of Investments – Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 99.5%
Consumer Discretionary 10.4%
Diversified Consumer Services 0.7%
Lincoln Educational Services Corp.(a)	484,503	$3,827,574
Regis Corp.(a)	438,796	7,262,074

Total		11,089,648
Hotels, Restaurants & Leisure 1.5%
Benihana, Inc.(b)	509,150	5,208,605
Bob Evans Farms, Inc.(a)	285,911	9,589,455
PF Chang’s China Bistro, Inc.(a)	195,020	6,028,068
Red Robin Gourmet Burgers, Inc.(a)(b)	186,719	5,172,116

Total		25,998,244
Household Durables 0.9%
American Greetings Corp., Class A(a)	448,660	5,612,736
Cavco Industries, Inc.(a)(b)	132,134	5,293,288
CSS Industries, Inc.(a)	251,978	5,019,402

Total		15,925,426
Specialty Retail 5.9%
Aaron’s, Inc.(a)	303,360	8,093,645
Childrens Place Retail Stores, Inc. (The)(a)(b)	192,731	10,237,871
Finish Line, Inc., Class A (The)(a)	479,754	9,252,056
Foot Locker, Inc.	274,720	6,549,325
GameStop Corp., Class A(a)(b)	282,927	6,827,028
hhgregg, Inc.(a)(b)	489,337	7,070,919
Men’s Wearhouse, Inc. (The)(a)	337,536	10,939,542
OfficeMax, Inc.(a)(b)	965,740	4,384,459
RadioShack Corp.(a)	748,070	7,263,760
Rent-A-Center, Inc.(a)	503,435	18,627,095
Shoe Carnival, Inc.(a)(b)	211,130	5,426,041
Stage Stores, Inc.(a)	391,383	5,436,310

Total		100,108,051
Textiles, Apparel & Luxury Goods 1.4%
Jones Group, Inc. (The)(a)	890,500	9,394,775
Movado Group, Inc.(a)	389,505	7,077,306
Warnaco Group, Inc. (The)(a)(b)	141,620	7,086,665

Total		23,558,746
Total Consumer Discretionary		176,680,115
Consumer Staples 2.6%
Food & Staples Retailing 1.6%
Andersons, Inc. (The)(a)	226,680	9,896,849
Ruddick Corp.(a)	221,590	9,448,598
Spartan Stores, Inc.(a)	396,856	7,341,836

Total		26,687,283
Food Products 1.0%
Chiquita Brands International, Inc.(a)(b)	745,810	6,220,055
Darling International, Inc.(b)	52,590	698,921
Fresh Del Monte Produce, Inc.(a)(c)	404,957	10,127,975

Total		17,046,951
Total Consumer Staples		43,734,234
Energy 4.9%
Energy Equipment & Services 2.1%
Gulf Island Fabrication, Inc.(a)	282,440	8,250,073
Matrix Service Co.(a)(b)	538,570	5,084,101
RPC, Inc.	51,400	938,050
Tetra Technologies, Inc.(a)(b)	515,880	4,818,319

Issuer	Shares	Value
Common Stocks (continued)
Energy (cont.)
Energy Equipment & Services (continued)
TGC Industries, Inc.(b)	729,437	$5,208,180
Tidewater, Inc.	146,830	7,238,719
Union Drilling, Inc.(a)(b)	755,397	4,713,677

Total		36,251,119
Oil, Gas & Consumable Fuels 2.8%
Bill Barrett Corp.(a)(b)	242,170	8,250,732
Cloud Peak Energy, Inc.(b)	417,834	8,072,553
Forest Oil Corp.(a)(b)	380,450	5,155,097
James River Coal Co.(a)(b)	493,860	3,417,511
Stone Energy Corp.(a)(b)	277,228	7,313,275
Swift Energy Co.(a)(b)	303,369	9,016,127
VAALCO Energy, Inc.(a)(b)	1,037,187	6,264,609

Total		47,489,904
Total Energy		83,741,023
Financials 30.9%
Capital Markets 2.1%
GFI Group, Inc.(a)	1,458,550	6,009,226
Greenhill & Co., Inc.(a)	17,582	639,457
INTL FCStone, Inc.(a)(b)	382,338	9,011,707
Investment Technology Group, Inc.(a)(b)	533,795	5,770,324
Knight Capital Group, Inc., Class A(b)	880,690	10,409,756
Medallion Financial Corp.(a)	411,243	4,679,945

Total		36,520,415
Commercial Banks 9.1%
Ameris Bancorp(b)	686,361	7,055,791
BancFirst Corp.(a)	183,401	6,884,873
BancTrust Financial Group, Inc.(b)	225,976	280,210
BOK Financial Corp.	75,900	4,169,187
Bryn Mawr Bank Corp.	363,316	7,081,029
Chemical Financial Corp.(a)	424,353	9,047,206
Columbia Banking System, Inc.(a)	506,565	9,761,508
Community Trust Bancorp, Inc.(a)	292,554	8,606,939
First Citizens BancShares Inc., Class A	46,988	8,222,430
First Commonwealth Financial Corp.(a)	1,829,014	9,620,614
First Financial Corp.(a)	326,276	10,858,465
First National Bank of Alaska	2,615	4,085,937
FirstMerit Corp.(a)	830,370	12,563,498
Glacier Bancorp, Inc.(a)	640,910	7,710,147
Hancock Holding Co.	422,998	13,523,246
Investors Bancorp, Inc.(a)(b)	488,643	6,586,908
Merchants Bancshares, Inc.	266,317	7,776,456
Northrim BanCorp, Inc.(d)	337,351	5,907,016
West Coast Bancorp(a)(b)	336,408	5,247,965
Wintrust Financial Corp.(a)	353,815	9,924,511

Total		154,913,936
Consumer Finance 0.6%
Cash America International, Inc.(a)	226,219	10,548,592
Diversified Financial Services 0.2%
Pico Holdings, Inc.(a)(b)	145,138	2,986,940
Insurance 8.0%
Allied World Assurance Co. Holdings AG(c)	124,040	7,805,837
American Safety Insurance Holdings Ltd.(b)(c)	377,097	8,201,860
Argo Group International Holdings Ltd.(a)(c)	330,270	9,564,619
Baldwin & Lyons, Inc., Class B	290,762	6,338,612

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Financials (cont.)
Insurance (continued)
eHealth, Inc.(b)	571,902	$8,406,959
EMC Insurance Group, Inc.	306,176	6,298,040
Endurance Specialty Holdings Ltd.(c)	182,640	6,985,980
FBL Financial Group, Inc., Class A(a)	256,585	8,729,022
Global Indemnity PLC(b)(c)	499,709	9,909,229
Hanover Insurance Group, Inc. (The)	220,323	7,700,289
Horace Mann Educators Corp.(a)	574,051	7,870,239
National Western Life Insurance Co., Class A(a)	32,922	4,482,660
Navigators Group, Inc. (The)(a)(b)	180,381	8,600,566
Old Republic International Corp.(a)	444,560	4,121,071
Safety Insurance Group, Inc.(a)	226,391	9,164,308
Stewart Information Services Corp.(a)	403,090	4,655,689
Symetra Financial Corp.(a)	712,952	6,466,475
United Fire & Casualty Co.(a)	528,476	10,664,646

Total		135,966,101
Real Estate Investment Trusts (REITs) 5.8%
Chesapeake Lodging Trust(a)	646,400	9,993,344
Corporate Office Properties Trust(a)	287,200	6,105,872
Cousins Properties, Inc.(a)	1,367,368	8,764,829
DiamondRock Hospitality Co.(a)	1,304,299	12,573,442
Franklin Street Properties Corp.(a)	409,853	4,078,037
Getty Realty Corp.(a)	185,781	2,591,645
National Health Investors, Inc.(a)	155,978	6,859,912
Potlatch Corp.(a)	326,531	10,158,379
Starwood Property Trust, Inc.	695,519	12,874,057
Sunstone Hotel Investors, Inc.(a)(b)	1,535,663	12,515,654
Terreno Realty Corp.(d)	496,189	7,512,302
Urstadt Biddle Properties, Inc., Class A(a)	317,782	5,745,499

Total		99,772,972
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.(b)	248,763	1,786,118
Thrifts & Mortgage Finance 5.0%
Bank Mutual Corp.	1,446,153	4,598,766
BankFinancial Corp.	911,691	5,032,534
Beneficial Mutual Bancorp, Inc.(b)	987,246	8,253,377
Brookline Bancorp, Inc.(a)	1,020,105	8,609,686
Clifton Savings Bancorp, Inc.	537,118	4,984,455
ESSA Bancorp, Inc.	450,019	4,711,699
Home Federal Bancorp, Inc.	740,274	7,698,850
MGIC Investment Corp.(a)(b)	2,010,640	7,499,687
Northfield Bancorp, Inc.(a)	350,105	4,957,487
Provident New York Bancorp(a)	703,280	4,669,779
TrustCo Bank Corp.(a)	836,119	4,690,628
United Financial Bancorp, Inc.(a)	355,313	5,716,986
Washington Federal, Inc.(a)	579,221	8,103,302
Westfield Financial, Inc.(a)	873,611	6,429,777

Total		85,957,013
Total Financials		528,452,087
Health Care 8.6%
Health Care Equipment & Supplies 2.9%
Analogic Corp.(a)	103,719	5,945,173
Angiodynamics, Inc.(a)(b)	392,449	5,812,170
Cantel Medical Corp.(a)	294,471	8,224,575
ICU Medical, Inc.(a)(b)	162,734	7,323,030
Kensey Nash Corp.(a)(b)	217,226	4,168,567

Issuer	Shares	Value
Common Stocks (continued)
Health Care (cont.)
Health Care Equipment & Supplies (continued)
Medical Action Industries, Inc.(a)(b)	537,493	$2,811,088
Orthofix International NV(a)(b)(c)	146,645	5,166,303
Quidel Corp.(a)(b)	343,872	5,202,783
Symmetry Medical, Inc.(a)(b)	562,844	4,497,124

Total		49,150,813
Health Care Providers & Services 3.7%
Amsurg Corp.(a)(b)	348,761	9,081,736
Centene Corp.(a)(b)	268,730	10,639,021
Lincare Holdings, Inc.(a)	240,300	6,178,113
Magellan Health Services, Inc.(a)(b)	192,330	9,514,565
Medcath Corp.(a)(b)	579,480	4,224,409
Molina Healthcare, Inc.(a)(b)	313,100	6,991,523
Owens & Minor, Inc.(a)	242,135	6,728,932
Triple-S Management Corp., Class B(a)(b)	255,710	5,119,314
U.S. Physical Therapy, Inc.(a)	247,654	4,873,831

Total		63,351,444
Pharmaceuticals 2.0%
Impax Laboratories, Inc.(a)(b)	373,660	7,536,722
Medicis Pharmaceutical Corp., Class A(a)	218,980	7,281,085
Par Pharmaceutical Companies, Inc.(a)(b)	242,630	7,941,280
Viropharma, Inc.(a)(b)	445,729	12,208,518

Total		34,967,605
Total Health Care		147,469,862
Industrials 16.3%
Aerospace & Defense 1.4%
AAR Corp.(a)	289,408	5,547,951
Ceradyne, Inc.(a)(b)	322,032	8,624,017
Curtiss-Wright Corp.(a)	294,530	10,405,745

Total		24,577,713
Building Products 0.4%
Universal Forest Products, Inc.(a)	194,591	6,007,024
Commercial Services & Supplies 2.3%
ABM Industries, Inc.(a)	340,760	7,026,471
Consolidated Graphics, Inc.(a)(b)	137,929	6,659,212
Ennis, Inc.(a)	318,839	4,250,124
G&K Services, Inc., Class A(a)	149,985	4,366,064
Unifirst Corp.(a)	146,562	8,315,928
United Stationers, Inc.(a)	267,420	8,707,195

Total		39,324,994
Construction & Engineering 2.5%
Comfort Systems U.S.A., Inc.(a)	456,292	4,891,450
Dycom Industries, Inc.(a)(b)	499,061	10,440,356
EMCOR Group, Inc.(b)	409,840	10,987,810
Great Lakes Dredge & Dock Corp.	69,701	387,538
KHD Humboldt Wedag International AG(a)(b)(c)	383,643	2,482,651
Layne Christensen Co.(a)(b)	223,420	5,406,764
Pike Electric Corp.(a)(b)	543,631	3,908,707
Sterling Construction Co., Inc.(a)(b)	350,590	3,775,854

Total		42,281,130
Electrical Equipment 1.7%
Belden, Inc.(a)	239,171	7,959,611
Brady Corp., Class A	286,330	9,039,438
GrafTech International Ltd.(a)(b)	576,676	7,871,628

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Industrials (cont.)
Electrical Equipment (continued)
Powell Industries, Inc.(a)(b)	160,694	$5,026,508

Total		29,897,185
Machinery 4.5%
Astec Industries, Inc.(a)(b)	205,988	6,634,874
Briggs & Stratton Corp.(a)	428,129	6,631,718
CIRCOR International, Inc.(a)	189,760	6,700,426
EnPro Industries, Inc.(a)(b)	239,122	7,886,244
FreightCar America, Inc.(a)(b)	213,161	4,465,723
Harsco Corp.(a)	219,257	4,512,309
ITT Corp.	70,680	1,366,244
Kadant, Inc.(a)(b)	339,382	7,673,427
LB Foster Co., Class A(a)	228,700	6,469,923
Mueller Industries, Inc.(a)	275,450	10,582,789
Robbins & Myers, Inc.	276,504	13,424,269

Total		76,347,946
Marine 0.2%
Diana Shipping, Inc.(a)(b)(c)	542,740	4,059,695
Professional Services 1.0%
FTI Consulting, Inc.(a)(b)	243,150	10,314,423
Korn/Ferry International(a)(b)	357,021	6,090,778

Total		16,405,201
Road & Rail 1.4%
Heartland Express, Inc.(a)	343,964	4,915,245
Ryder System, Inc.	141,299	7,508,629
Werner Enterprises, Inc.(a)	509,519	12,279,408

Total		24,703,282
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.(a)	227,120	7,987,811
Kaman Corp.	269,522	7,363,341

Total		15,351,152
Total Industrials		278,955,322
Information Technology 14.0%
Communications Equipment 1.3%
Anaren, Inc.(a)(b)	281,810	4,683,682
Bel Fuse, Inc., Class B(a)	179,477	3,365,194
Black Box Corp.(a)	187,603	5,260,388
Symmetricom, Inc.(a)(b)	811,330	4,373,069
Tellabs, Inc.	1,294,910	5,231,436

Total		22,913,769
Computers & Peripherals 0.3%
QLogic Corp.(a)(b)	363,600	5,454,000
Electronic Equipment, Instruments & Components 2.6%
Anixter International, Inc.(a)(b)	155,198	9,256,009
Benchmark Electronics, Inc.(a)(b)	534,932	7,205,534
Electro Scientific Industries, Inc.(a)(b)	344,140	4,983,147
Littelfuse, Inc.(a)	175,111	7,526,271
Methode Electronics, Inc.(a)	405,352	3,360,368
MTS Systems Corp.(a)	160,280	6,531,410
Nam Tai Electronics, Inc.(a)(c)	1,010,101	5,363,636

Total		44,226,375
Internet Software & Services 1.4%
InfoSpace, Inc.(a)(b)	618,180	6,793,798

Issuer	Shares	Value
Common Stocks (continued)
Information Technology (cont.)
Internet Software & Services (continued)
j2 Global, Inc.(a)	204,723	$5,760,905
United Online, Inc.(a)	955,040	5,195,418
ValueClick, Inc.(a)(b)	366,890	5,976,638

Total		23,726,759
IT Services 3.0%
Acxiom Corp.(a)(b)	647,720	7,908,661
CACI International, Inc., Class A(a)(b)	185,576	10,377,410
Convergys Corp.(a)(b)	737,727	9,420,774
CSG Systems International, Inc.(b)	339,241	4,990,235
Global Cash Access Holdings, Inc.(a)(b)	1,238,698	5,512,206
MoneyGram International, Inc.(a)(b)	401,878	7,133,335
TeleTech Holdings, Inc.(a)(b)	331,330	5,367,546

Total		50,710,167
Semiconductors & Semiconductor Equipment 4.2%
Amkor Technology, Inc.(a)(b)	1,086,080	4,735,309
ATMI, Inc.(a)(b)	327,382	6,557,461
Cabot Microelectronics Corp.(a)(b)	190,440	8,998,290
Cymer, Inc.(a)(b)	168,780	8,398,493
Entegris, Inc.(a)(b)	1,104,710	9,638,595
Integrated Device Technology, Inc.(a)(b)	906,790	4,951,073
MKS Instruments, Inc.	356,208	9,909,707
Novellus Systems, Inc.(b)	84,100	3,472,489
Teradyne, Inc.(b)	439,400	5,989,022
Tessera Technologies, Inc.(a)(b)	499,126	8,360,360

Total		71,010,799
Software 1.2%
Compuware Corp.(b)	581,640	4,839,245
Monotype Imaging Holdings, Inc.(a)(b)	337,968	5,268,921
Parametric Technology Corp.(b)	261,370	4,772,616
Progress Software Corp.(a)(b)	321,448	6,220,019

Total		21,100,801
Total Information Technology		239,142,670
Materials 6.6%
Chemicals 3.4%
Cabot Corp.	136,470	4,386,146
Chemtura Corp.(b)	532,470	6,038,210
Cytec Industries, Inc.(a)	127,930	5,712,074
Ferro Corp.(a)(b)	1,131,390	5,532,497
H.B. Fuller Co.(a)	517,969	11,970,263
Minerals Technologies, Inc.	169,456	9,579,348
OM Group, Inc.(b)	645,023	14,442,065

Total		57,660,603
Containers & Packaging 1.5%
Greif, Inc., Class A(a)	319,243	14,541,519
Greif, Inc., Class B(a)	103,263	4,651,998
Packaging Corp. of America	239,075	6,034,253

Total		25,227,770
Metals & Mining 1.3%
Olympic Steel, Inc.(a)	269,167	6,276,974
Thompson Creek Metals Co., Inc.(b)(c)	1,092,780	7,605,749
Worthington Industries, Inc.(a)	500,760	8,202,449

Total		22,085,172

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks (continued)
Materials (cont.)
Paper & Forest Products 0.4%
Wausau Paper Corp.(a)	880,819	$7,275,565

Total Materials		112,249,110
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.1%
Cbeyond, Inc.(b)	706,647	5,660,242
Lumos Networks Corp.	224,220	3,439,535
Neutral Tandem, Inc.(b)	549,520	5,874,369
Warwick Valley Telephone Co.(d)	355,853	4,693,701

Total		19,667,847
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.(a)	224,220	4,569,604
Shenandoah Telecommunications Co.(a)	341,615	3,580,125

Total		8,149,729
Total Telecommunication Services		27,817,576
Utilities 3.6%
Electric Utilities 2.0%
Allete, Inc.(a)	277,910	11,666,662
IDACORP, Inc.(a)	284,580	12,069,038
MGE Energy, Inc.(a)	217,764	10,184,822

Total		33,920,522
Gas Utilities 1.2%
Laclede Group, Inc. (The)(a)	216,917	8,778,631
Southwest Gas Corp.(a)	294,615	12,518,191

Total		21,296,822
Multi-Utilities 0.4%
CH Energy Group, Inc.(a)	107,044	6,249,229

Total Utilities		61,466,573
Total Common Stocks
(Cost: $1,545,287,528)		$1,699,708,572

Issuer	Effective Yield	Par/Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 23.3%
Asset-Backed Commercial Paper 4.4%
Alpine Securitization
01/10/12	0.230%	$9,998,403	$9,998,403
Argento Variable Funding Company LLC
01/09/12	0.310%	4,998,536	4,998,536
Atlantis One
01/05/12	0.300%	4,998,708	4,998,708
01/17/12	0.310%	6,997,951	6,997,951
02/01/12	0.370%	5,997,410	5,997,410
Cancara Asset Securitisation LLC
01/03/12	0.320%	9,996,889	9,996,889
01/09/12	0.310%	4,998,493	4,998,493
Kells Funding, LLC
01/03/12	0.360%	4,998,200	4,998,200
Regency Markets No. 1 LLC
01/17/12	0.360%	4,995,400	4,995,400
01/18/12	0.250%	4,998,958	4,998,958

Issuer	Effective Yield	Par/Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (cont.)
Rheingold Securitization
01/10/12	0.730%	$2,998,236	$2,998,236
01/23/12	0.720%	4,997,500	4,997,500
Windmill Funding Corp.
01/04/12	0.320%	4,998,444	4,998,444

Total			75,973,128
Certificates of Deposit 9.9%
Bank of Nova Scotia
05/03/12	0.401%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
01/17/12	0.900%	7,993,605	7,993,605
Credit Suisse
03/15/12	0.560%	5,000,000	5,000,000
Deutsche Bank AG
01/20/12	0.420%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
01/13/12	0.310%	10,000,000	10,000,000
DnB NOR ASA
03/15/12	0.520%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.446%	9,000,000	9,000,000
National Bank of Canada
05/08/12	0.425%	10,000,000	10,000,000
Nordea Bank AB
01/13/12	0.350%	6,000,000	6,000,000
03/13/12	0.520%	5,000,000	5,000,000
Rabobank
03/16/12	0.530%	14,979,931	14,979,931
Skandinaviska Enskilda Banken AB
01/03/12	0.020%	5,461,117	5,461,117
Standard Chartered Bank PLC
03/30/12	0.625%	9,984,226	9,984,226
State Development Bank of NorthRhine-Westphalia
01/09/12	0.280%	5,000,000	5,000,000
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	5,000,064	5,000,064
Union Bank of Switzerland
01/13/12	0.440%	10,000,000	10,000,000
03/02/12	0.530%	10,000,000	10,000,000
United Overseas Bank Ltd.
01/09/12	0.320%	5,000,000	5,000,000
01/12/12	0.320%	10,000,000	10,000,000

Total			168,418,943
Commercial Paper 4.4%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	7,981,293	7,981,293
ERSTE ABWICKLUNGSANSTALT
01/23/12	0.600%	9,993,000	9,993,000
01/20/12	0.530%	2,998,410	2,998,410
HSBC Bank PLC
04/13/12	0.481%	8,978,040	8,978,040

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (cont.)
Regency Markets No. 1 LLC
01/18/12	0.250%	$4,998,854	$4,998,854
Skandinaviska Enskilda Banken AB
01/12/12	0.245%	9,997,958	9,997,958
Suncorp Metway Ltd.
02/08/12	0.500%	4,995,695	4,995,695
Svenska Handelsbank
03/15/12	0.501%	4,993,750	4,993,750
The Commonwealth Bank of Australia
04/23/12	0.451%	4,988,438	4,988,438
Toyota Motor Credit Corp.
04/26/12	0.562%	5,982,827	5,982,827
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058

Total			75,881,323
Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
Repurchase Agreements 4.0%
Citigroup Global Markets, Inc. dated 12/30/11, matures 01/03/12, repurchase price $30,000,167(e)	0.050%	30,000,000	30,000,000

Issuer	Effective Yield	Par/Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Credit Suisse Securities (USA) LLC dated 12/30/11, matures 01/03/12, repurchase price $23,652,227(e)	0.030%	$23,652,148	$23,652,148
Goldman Sachs & Co. dated 12/07/11, matures 01/06/12, repurchase price $10,001,333(e)	0.160%	10,000,000	10,000,000
Pershing LLC dated 12/30/11, matures 01/03/12, repurchase price $5,000,078(e)	0.140%	5,000,000	5,000,000

Total			68,652,148
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $398,925,542)			$398,925,542
Total Investments
(Cost: $1,944,213,070)			$2,098,634,114
Other Assets & Liabilities, Net			(389,448,157)
Net Assets			$1,709,185,957

Notes to Portfolio of Investments

(a)	At December 31, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $77,273,534 or 4.52% of net assets.

(d)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$36,544	$102,699,709	$(102,736,253)	$ —	$ —	$3,032	$ —
Northrim BanCorp, Inc.	5,847,077	—	(549,805)	(160,575)	5,136,697	88,047	5,907,016
Terreno Realty Corp.	8,861,353	—	(63,233)	(11,311)	8,786,809	99,698	7,512,302
Warwick Valley Telephone Co.	4,544,808	—	(55,022)	(4,288)	4,485,498	185,824	4,693,701
Total	$19,289,782	$102,699,709	$(103,404,313)	$(176,174)	$18,409,004	$376,601	$18,113,019

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.050%)

Security Description	Value
Fannie Mae REMICS	$18,935,731
Freddie Mac REMICS	9,321,743
Government National Mortgage Association	$2,342,526
Total Market Value of Collateral Securities	$30,600,000

Credit Suisse Securities (USA) LLC (0.030%)
Security Description	Value
Ginnie Mae I Pool	$15,481,461
Ginnie Mae II Pool	8,643,783
Total Market Value of Collateral Securities	$24,125,244

Goldman Sachs & Co. (0.160%)
Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.140%)
Security Description	Value
Fannie Mae Pool	$1,296,707
Fannie Mae REMICS	472,800
Fannie Mae Whole Loan	1,563
Fannie Mae-Aces	5,738
Federal Farm Credit Bank	44,037
Federal Home Loan Banks	49,667
Federal Home Loan Mortgage Corp	39,546
Federal National Mortgage Association	82,047
Freddie Mac Gold Pool	557,082
Freddie Mac Non Gold Pool	167,081
Freddie Mac Reference REMIC	13
Freddie Mac REMICS	377,149
Ginnie Mae I Pool	648,801
Ginnie Mae II Pool	869,203
Government National Mortgage Association	213,316
United States Treasury Bill	8,031
United States Treasury Note/Bond	260,701
United States Treasury Strip Coupon	6,518
Total Market Value of Collateral Securities	$5,100,000

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$176,680,115	$ —	$—	$176,680,115
Consumer Staples	43,734,234	—	—	43,734,234
Energy	83,741,023	—	—	83,741,023
Financials	528,452,087	—	—	528,452,087
Health Care	147,469,862	—	—	147,469,862
Industrials	276,472,671	2,482,651	—	278,955,322
Information Technology	239,142,670	—	—	239,142,670
Materials	112,249,110	—	—	112,249,110
Telecommunication Services	27,817,576	—	—	27,817,576
Utilities	61,466,573	—	—	61,466,573
Total Equity Securities	1,697,225,921	2,482,651	—	1,699,708,572
Other
Investments of Cash Collateral Received for Securities on Loan	—	398,925,542	—	398,925,542
Total Other	—	398,925,542	—	398,925,542
Total	$1,697,225,921	$401,408,193	$—	$2,098,634,114

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,526,878,524)	$1,681,595,553
Affiliated issuers (identified cost $18,409,004)	18,113,019
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $330,273,394)	330,273,394
Repurchase agreements (identified cost $68,652,148)	68,652,148
Total investments (identified cost $1,944,213,070)	2,098,634,114
Receivable for:
Investments sold	2,483,795
Capital shares sold	18,873,840
Dividends	2,243,142
Interest	135,406
Prepaid expense	16,097
Trustees’ deferred compensation plan	82,944
Total assets	2,122,469,338

Liabilities
Bank overdraft	4,888,609
Due upon return of securities on loan	398,925,542
Payable for:
Investments purchased	1,964,447
Capital shares purchased	6,545,517
Investment management fees	34,707
Distribution and service fees	5,626
Transfer agent fees	569,642
Administration fees	3,491
Chief compliance officer expenses	1,255
Other expenses	261,601
Trustees’ deferred compensation plan	82,944
Total liabilities	413,283,381
Net assets applicable to outstanding capital stock	$1,709,185,957

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Represented by
Paid-in capital	$1,539,985,781
Excess of distributions over net investment income	(5,531,863)
Accumulated net realized gain	20,310,995
Unrealized appreciation (depreciation) on:
Investments	154,421,044
Total — representing net assets applicable to outstanding capital stock	$1,709,185,957
*Value of securities on loan	$385,178,004
Net assets applicable to outstanding shares
Class A	$588,879,580
Class B	$12,726,621
Class C	$42,482,382
Class I	$60,903,379
Class R	$1,242,698
Class Y	$1,184,448
Class Z	$1,001,766,849
Shares outstanding
Class A	15,055,871
Class B	407,056
Class C	1,277,678
Class I	1,479,149
Class R	31,726
Class Y	28,765
Class Z	24,337,870
Net asset value per share
Class A(a)	$39.11
Class B	$31.27
Class C	$33.25
Class I	$41.17
Class R	$39.17
Class Y	$41.18
Class Z	$41.16

(a)	The maximum offering price per share for Class A is $41.50. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia Small Cap Value Fund I

Six Months Ended December 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$17,686,073
Dividends from affiliates	376,601
Income from securities lending — net	869,265
Total income	18,931,939
Expenses:
Investment management fees	6,340,826
Distribution fees
Class B	53,466
Class C	165,966
Class R	1,475
Service fees
Class B	17,822
Class C	55,322
Distribution and service fees — Class A	757,364
Transfer agent fees
Class A	688,343
Class B	16,382
Class C	50,543
Class R	538
Class Y	54
Class Z	1,099,547
Administration fees	637,843
Compensation of board members	38,790
Custodian fees	17,827
Printing and postage fees	155,426
Registration fees	75,925
Professional fees	62,957
Chief compliance officer expenses	683
Other	34,621
Total expenses	10,271,720
Expense reductions	(11,441)
Total net expenses	10,260,279
Net investment income	8,671,660

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	29,231,421
Investments from affiliates	(176,174)
Foreign currency translations	(1)
Net realized gain	29,055,246
Net change in unrealized appreciation (depreciation) on:
Investments	(216,073,556)
Net change in unrealized depreciation	(216,073,556)
Net realized and unrealized loss	(187,018,310)
Net decrease in net assets from operations	$(178,346,650)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia Small Cap Value Fund I

	Six months ended December 31, 2011 (Unaudited)	Year ended June 30, 2011(a)

Operations
Net investment income	$8,671,660	$8,589,595
Net realized gain	29,055,246	136,154,589
Net change in unrealized appreciation (depreciation)	(216,073,556)	306,050,226
Net increase (decrease) in net assets resulting from operations	(178,346,650)	450,794,410

Distributions to shareholders from:
Net investment income
Class A	(2,342,235)	(7,017,198)
Class B	—	(88,560)
Class C	—	(213,115)
Class I	(517,969)	(138,731)
Class R	(2,506)	(23)
Class Y	(9,857)	(17,298)
Class Z	(6,383,085)	(11,796,161)
Net realized gains
Class A	(38,931,991)	(2,463,814)
Class B	(1,063,341)	(96,216)
Class C	(3,274,340)	(228,826)
Class I	(3,775,799)	(28,480)
Class R	(77,710)	(10)
Class Y	(72,726)	(4,413)
Class Z	(62,124,851)	(3,391,556)
Total distributions to shareholders	(118,576,410)	(25,484,401)
Increase (decrease) in net assets from share transactions	45,393,232	93,578,338
Proceeds from regulatory settlements (Note 6)	253,732	—
Total increase (decrease) in net assets	(251,276,096)	518,888,347
Net assets at beginning of period	1,960,462,053	1,441,573,706
Net assets at end of period	$1,709,185,957	$1,960,462,053
Excess of distributions over net investment income	$(5,531,863)	$(4,947,871)

(a)	Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia Small Cap Value Fund I

	Six months ended December 31, 2011 (Unaudited)		Year ended June 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,332,955	53,691,932	3,445,581	146,347,011
Fund merger	—	—	84,483	3,796,041
Distributions reinvested	969,749	38,091,737	194,540	8,561,537
Redemptions	(2,483,944)	(100,433,454)	(5,041,182)	(215,635,581)
Net decrease	(181,240)	(8,649,785)	(1,316,578)	(56,930,992)
Class B shares
Subscriptions	3,520	110,971	3,396	125,008
Fund merger	—	—	3,912	142,878
Distributions reinvested	29,329	921,239	4,280	154,130
Redemptions	(102,878)	(3,413,173)	(315,227)	(10,766,458)
Net decrease	(70,029)	(2,380,963)	(303,639)	(10,344,442)
Class C shares
Subscriptions	33,933	1,158,968	62,434	2,292,989
Fund merger	—	—	3,642	140,698
Distributions reinvested	75,327	2,516,690	8,504	323,786
Redemptions	(146,695)	(5,062,816)	(375,679)	(13,752,828)
Net decrease	(37,435)	(1,387,158)	(301,099)	(10,995,355)
Class I shares
Subscriptions	184,721	8,102,761	854,521	39,470,130
Fund merger	—	—	817,679	38,645,293
Distributions reinvested	103,871	4,292,969	3,610	167,163
Redemptions	(367,445)	(16,389,795)	(117,808)	(5,633,645)
Net increase (decrease)	(78,853)	(3,994,065)	1,558,002	72,648,941
Class R shares
Subscriptions	31,545	1,100,329	371	17,021
Fund merger	—	—	94	4,223
Distributions reinvested	2,028	79,770	—	—
Redemptions	(2,312)	(95,660)	—	—
Net increase	31,261	1,084,439	465	21,244
Class Y shares
Subscriptions	1,974	81,587	1,282	50,000
Distributions reinvested	24	996	470	21,712
Redemptions	(449)	(21,999)	(4,054)	(175,000)
Net increase (decrease)	1,549	60,584	(2,302)	(103,288)
Class Z shares
Subscriptions	3,753,910	158,594,687	7,631,753	339,799,924
Distributions reinvested	1,195,804	49,422,588	226,837	10,463,621
Redemptions	(3,463,307)	(147,357,095)	(5,609,970)	(250,981,315)
Net increase	1,486,407	60,660,180	2,248,620	99,282,230
Total net increase	1,151,660	45,393,232	1,883,469	93,578,338

(a)	Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to June 30, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia Small Cap Value Fund I

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$46.21		$35.84		$29.29		$39.50		$52.16		$48.03
Income from investment operations:
Net investment income	0.18		0.16		0.15		0.23	(a)	0.15		0.12	(b)
Net realized and unrealized gain (loss)	(4.41)		10.80		6.58		(8.50)		(8.46)		7.61
Total from investment operations	(4.23)		10.96		6.73		(8.27)		(8.31)		7.73
Less distributions to shareholders from:
Net investment income	(0.16)		(0.44)		(0.18)		(0.01)		(0.14)		(0.01)
Net realized gains	(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)
Total distributions to shareholders	(2.88)		(0.59)		(0.18)		(1.94)		(4.35)		(3.60)
Proceeds from regulatory settlement	0.01		—		0.00	(c)	0.00	(c)	—		—
Net asset value, end of period	$39.11		$46.21		$35.84		$29.29		$39.50		$52.16
Total return	(9.16%	)	30.67%		22.99%		(20.73%	)	(16.96%	)	16.61%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.34%	(e)	1.25%	(f)	1.27%	(f)	1.38%	(f)	1.26%	(f)	1.29%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.34%	(e)(h)	1.25%	(f)(h)	1.27%	(f)(h)	1.38%	(f)(h)	1.26%	(f)(h)	1.29%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.34%	(e)	1.25%		1.27%		1.38%		1.26%		1.29%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.34%	(e)(h)	1.25%	(h)	1.27%	(h)	1.38%	(h)	1.26%	(h)	1.29%	(h)
Net investment income	0.87%	(e)(h)	0.37%	(h)	0.43%	(h)	0.74%	(h)	0.29%	(h)	0.25%	(h)
Supplemental data
Net assets, end of period (in thousands)	$588,880		$704,167		$593,209		$443,154		$513,671		$663,160
Portfolio turnover	17%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$37.54		$29.17		$23.96		$33.00		$44.51		$41.75
Income from investment operations:
Net investment income (loss)	0.01		(0.13)		(0.10)		(0.01	)(a)	(0.21)		(0.24	)(b)
Net realized and unrealized gain (loss)	(3.56)		8.80		5.38		(7.10)		(7.09)		6.59
Total from investment operations	(3.55)		8.67		5.28		(7.11)		(7.30)		6.35
Less distributions to shareholders from:
Net investment income	—		(0.15)		(0.07)		—		—		—
Net realized gains	(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)
Total distributions to shareholders	(2.72)		(0.30)		(0.07)		(1.93)		(4.21)		(3.59)
Proceeds from regulatory settlement	0.00	(c)	—		0.00	(c)	0.00	(c)	—		—
Net asset value, end of period	$31.27		$37.54		$29.17		$23.96		$33.00		$44.51
Total return	(9.50%	)	29.76%		22.02%		(21.31%	)	(17.58%	)	15.74%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09%	(e)	2.00%	(f)	2.02%	(f)	2.13%	(f)	2.01%	(f)	2.04%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.09%	(e)(h)	2.00%	(f)(h)	2.02%	(f)(h)	2.13%	(f)(h)	2.01%	(f)(h)	2.04%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09%	(e)	2.00%		2.02%		2.13%		2.01%		2.04%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.09%	(e)(h)	2.00%	(h)	2.02%	(h)	2.13%	(h)	2.01%	(h)	2.04%	(h)
Net investment income (loss)	0.08%	(e)(h)	(0.38%	)(h)	(0.33%	)(h)	(0.02%	)(h)	(0.47%	)(h)	(0.55%	)(h)
Supplemental data
Net assets, end of period (in thousands)	$12,727		$17,908		$22,775		$28,977		$50,784		$97,425
Portfolio turnover	17%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$39.73		$30.87		$25.35		$34.76		$46.65		$43.60
Income from investment operations:
Net investment income (loss)	0.02		(0.14)		(0.10)		(0.00	)(a)(b)	(0.22)		(0.23	)(c)
Net realized and unrealized gain (loss)	(3.78)		9.30		5.69		(7.48)		(7.46)		6.87
Total from investment operations	(3.76)		9.16		5.59		(7.48)		(7.68)		6.64
Less distributions to shareholders from:
Net investment income	—		(0.15)		(0.07)		—		—		—
Net realized gains	(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)
Total distributions to shareholders	(2.72)		(0.30)		(0.07)		(1.93)		(4.21)		(3.59)
Proceeds from regulatory settlement	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$33.25		$39.73		$30.87		$25.35		$34.76		$46.65
Total return	(9.50%	)	29.71%		22.04%		(21.30%	)	(17.59%	)	15.74%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.09%	(e)	2.00%	(f)	2.02%	(f)	2.13%	(f)	2.01%	(f)	2.04%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.09%	(e)(h)	2.00%	(f)(h)	2.02%	(f)(h)	2.13%	(f)(h)	2.01%	(f)(h)	2.04%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.09%	(e)	2.00%		2.02%		2.13%		2.01%		2.04%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.09%	(e)(h)	2.00%	(h)	2.02%	(h)	2.13%	(h)	2.01%	(h)	2.04%	(h)
Net investment income (loss)	0.11%	(e)(h)	(0.38%	)(h)	(0.33%	)(h)	(0.01%	)(h)	(0.47%	)(h)	(0.51%	)(h)
Supplemental data
Net assets, end of period (in thousands)	$42,482		$52,248		$49,888		$44,377		$61,053		$87,642
Portfolio turnover	17%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$48.60		$40.40
Income from investment operations:
Net investment income	0.29		0.30
Net realized and unrealized gain (loss)	(4.64)		8.66
Total from investment operations	(4.35)		8.96
Less distributions to shareholders from:
Net investment income	(0.37)		(0.61)
Net realized gains	(2.72)		(0.15)
Total distributions to shareholders	(3.09)		(0.76)
Proceeds from regulatory settlement	0.01		—
Net asset value, end of period	$41.17		$48.60
Total return	(8.96%	)	22.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.86%	(c)	0.83%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.86%	(c)(f)	0.83%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.86%	(c)	0.83%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.86%	(c)(f)	0.83%	(c)(f)
Net investment income	1.38%	(c)(f)	0.84%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$60,903		$75,716
Portfolio turnover	17%		31%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$46.23		$38.43
Income from investment operations:
Net investment income	0.28		0.09
Net realized and unrealized gain (loss)	(4.55)		8.22
Total from investment operations	(4.27)		8.31
Less distributions to shareholders from:
Net investment income	(0.08)		(0.36)
Net realized gains	(2.72)		(0.15)
Total distributions to shareholders	(2.80)		(0.51)
Proceeds from regulatory settlement	0.01		—
Net asset value, end of period	$39.17		$46.23
Total return	(9.23%	)	21.68%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.56%	(c)	1.50%	(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.56%	(c)(f)	1.50%	(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.56%	(c)	1.50%	(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.56%	(c)(f)	1.50%	(c)(f)
Net investment income	1.44%	(c)(f)	0.27%	(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$1,243		$21
Portfolio turnover	17%		31%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to June 30, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Includes interest expense which rounds to less than 0.01%.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30,
			2011		2010(a)
Class Y
Per share data
Net asset value, beginning of period	$48.60		$37.63		$31.68
Income from investment operations
Net investment income	0.29		0.37		0.31
Net realized and unrealized gain (loss)	(4.63)		11.36		5.88
Total from investment operations	(4.34)		11.73		6.19
Less distributions to shareholders from:
Net investment income	(0.37)		(0.61)		(0.24)
Net realized gains	(2.72)		(0.15)		—
Total distributions to shareholders	(3.09)		(0.76)		(0.24)
Proceeds from regulatory settlement	0.01		—		0.00	(b)
Net asset value, end of period	$41.18		$48.60		$37.63
Total return	(8.94%	)	31.27%		19.57%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.87%	(d)	0.81%	(e)	0.85%	(d)(e)
Net expenses prior to fees waived or expenses reimbursed (including interest expense)(f)	0.87%	(d)(g)	0.81%	(e)(g)	0.85%	(d)(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.87%	(d)	0.81%		0.85%	(d)
Net expenses prior to fees waived or expenses reimbursed (excluding interest expense)(f)	0.87%	(d)(g)	0.81%	(g)	0.85%	(d)(g)
Net investment income	1.35%	(d)(g)	0.82%	(g)	0.85%	(d)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,184		$1,323		$1,111
Portfolio turnover	17%		31%		30%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to June 30, 2010.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Includes interest expense which rounds to less than 0.01%.

(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia Small Cap Value Fund I

	Six months ended Dec. 31, 2011 (Unaudited)		Year ended June 30,
			2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$48.53		$37.60		$30.68		$41.22		$54.23		$49.79
Income from investment operations:
Net investment income	0.24		0.28		0.26		0.32	(a)	0.30		0.26	(b)
Net realized and unrealized gain (loss)	(4.62)		11.34		6.88		(8.87)		(8.84)		7.90
Total from investment operations	(4.38)		11.62		7.14		(8.55)		(8.54)		8.16
Less distributions to shareholders from:
Net investment income	(0.28)		(0.54)		(0.22)		(0.06)		(0.26)		(0.13)
Net realized gains	(2.72)		(0.15)		—		(1.93)		(4.21)		(3.59)
Total distributions to shareholders	(3.00)		(0.69)		(0.22)		(1.99)		(4.47)		(3.72)
Proceeds from regulatory settlement	0.01		—		0.00	(c)	0.00	(c)	—		—
Net asset value, end of period	$41.16		$48.53		$37.60		$30.68		$41.22		$54.23
Total return	(9.04%	)	31.00%		23.28%		(20.53%	)	(16.74%	)	16.91%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.09%	(e)	1.00%	(f)	1.02%	(f)	1.13%	(f)	1.01%	(f)	1.04%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.09%	(e)(h)	1.00%	(f)(h)	1.02%	(f)(h)	1.13%	(f)(h)	1.01%	(f)(h)	1.04%	(f)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.09%	(e)	1.00%		1.02%		1.13%		1.01%		1.04%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.09%	(e)(h)	1.00%	(h)	1.02%	(h)	1.13%	(h)	1.01%	(h)	1.04%	(h)
Net investment income	1.13%	(e)(h)	0.62%	(h)	0.69%	(h)	1.00%	(h)	0.55%	(h)	0.51%	(h)
Supplemental data
Net assets, end of period (in thousands)	$1,001,767		$1,109,078		$774,590		$364,071		$235,632		$177,158
Portfolio turnover	17%		31%		30%		50%		40%		39%

Notes to Financial Highlights

(a)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Rounds to less than $0.01.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Notes to Financial Statements – Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class Y shares are not subject to sales charges and are available only to certain categories of investors which are subject to minimum initial investment requirements.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

22

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

23

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the

Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended December 31, 2011 was 0.74% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting

24

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended December 31, 2011 was 0.07% of the Fund’s average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended December 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class R	0.18
Class Y	0.01
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended December 31, 2011, these minimum account balance fees reduced total expenses by $11,441.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $21,594 for Class A, $4,809 for Class B and $251 for Class C for the six months ended December 31, 2011.

25

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through October 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Y	1.12
Class Z	1.12

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At December 31, 2011, the cost of investments for federal income tax purposes was approximately $1,944,213,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$271,613,000
Unrealized depreciation	(117,192,000)

Net unrealized appreciation	$154,421,000

The following capital loss carryforward, determined as of June 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$1,233,446
2016	238,113

Total	$1,471,559

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Columbia Small Cap Value Fund I acquired $358,925 of capital loss carryforward in connection with the RiverSource Disciplined Small Cap Value Fund merger (Note 11). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

26

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $294,642,921 and $366,625,855, respectively, for the six months ended December 31, 2011.

Note 6. Regulatory Settlements

During the six months ended December 31, 2011, the Fund received payments of $253,732 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2011, securities valued at $385,178,004 were on loan, secured by cash collateral of $398,925,542 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended December 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At December 31, 2011, two shareholder accounts owned 28.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum

27

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended December 31, 2011.

Note 11. Fund Merger

At the close of business on June 3, 2011, Columbia Small Cap Value Fund I acquired the assets and assumed the identified liabilities of RiverSource Disciplined Small Cap Value Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Small Cap Value Fund I immediately before the acquisition were $1,873,264,948 and the combined net assets immediately after the acquisition were $1,915,994,081.

The merger was accomplished by a tax-free exchange of 4,604,408 shares of RiverSource Disciplined Small Cap Value Fund valued at $42,729,133 (including $4,256,611 of unrealized appreciation).

In exchange for RiverSource Disciplined Small Cap Value Fund shares, Columbia Small Cap Value Fund I issued the following number of shares:

Shares
Class A	84,483
Class B	3,912
Class C	3,642
Class I	817,679
Class R	94

For financial reporting purposes, net assets received and shares issued by Columbia Small Cap Value Fund I were recorded at fair value; however, RiverSource Disciplined Small Cap Value Fund’s cost of investments was carried forward.

The financial statements reflect the operations of Columbia Small Cap Value Fund I for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Disciplined Small Cap Value Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on July 1, 2010 Columbia Small Cap Value Fund I’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended June 30, 2011 would have been approximately $7.9 million, $142.1 million, $310.9 million and $460.9 million, respectively.

Note 12. Significant Risks

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that invests in a wider range of industries.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (currently branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the

28

Columbia Small Cap Value Fund I

December 31, 2011 (Unaudited)

Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Value Fund I.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

33

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1365 C (2/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 22, 2012